OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

March 1, 2012

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:	Oppenheimer Equity Income Fund, Inc. (the “Registrant”)
Reg. No. 333-16881; File No. 811-04797

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 27, 2012.

Sincerely,

/s/Amee Kantesaria
Amee Kantesaria
Vice President & Assistant Counsel
(212) 323-5217
akantesaria@oppenheimerfunds.com

cc:	Kramer Levin Naftalis & Frankel LLP
KPMG LLP
Gloria LaFond
Taylor V. Edwards